Trade payables	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	Trade payables

(EUR thousand)	As of March 31
Trade payables	2021	2020	2019
Merchants	48,190	113,128	124,008
Tourists	80,473	92,394	91,735
Agents	3,956	3,744	19,566
Other trade payables	14,858	28,053	28,411
Total	147,477	237,319	263,720
Other trade payables mainly consist of accrued immediate refunds.
The carrying amount is a reasonable approximation of the fair value of the trade payables due to the short-term nature of the payables.